Property, plant and equipment, net	12 Months Ended
Dec. 31, 2016
Property, plant and equipment, net
Property, plant and equipment, net

10.  Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Buildings	1,778,328	1,918,209
Furniture, fixtures and office equipment	101,686	113,349
Motor vehicles	29,709	31,183
Machinery and equipment	4,960,915	5,889,645
Leasehold improvements	355,009	387,006

Total	7,225,647	8,339,392
Less: accumulated depreciation	(3,254,222)	(3,776,730)

Subtotal	3,971,425	4,562,662
Construction-in-progress	393,923	656,839

Property, plant and equipment, net	4,365,348	5,219,501

As of December 31, 2016, JA Zhabei pledged its buildings with the net book value of RMB 79,040 to secure a short-term bank borrowing of RMB 200,000 from Industrial Bank; JA Jinglong pledged its buildings with the net book value of RMB 238,501 to secure a short-term bank borrowing of RMB 34,685 and a long-term bank borrowing of RMB 70,000 from Industrial and Commercial Bank of China; JA Yangzhou pledged its buildings with the net book value of RMB 26,017 to secure a short-term bank borrowing of RMB 10,000 from China Construction Bank. JA Yangzhou pledged its buildings with the net book value of RMB 66,824 to secure a short-term bank borrowing of RMB 39,000 from China Construction Bank; JA Lianyungang pledged its buildings with the net book value of RMB 95,011 to secure a short-term bank borrowing of RMB 90,784 from China Construction Bank; JA Hefei Technology pledged its building, machinery and equipment, and construction in progress with the net book value of RMB 712,200 to secure a long-term entrusted loan of RMB 1,440,000 from Hefei High-Tech Industrial Development Zone Management Co., Ltd.

In December 2015, the Group sold certain newly purchased equipment (“leased assets”) with carrying amount of RMB 44,350 to a third party (the “purchaser-lessor”) for cash consideration of RMB 41,808 and simultaneously entered into a three-year contract to lease back the leased assets from the purchase-lessor. Pursuant to the terms of the contract, the Group is required to make lease payment to the purchaser-lessor quarterly for over 3 years and is entitled to obtain the ownership of these equipment at a nominal price upon the expiration of the lease. The lease is classified as capital lease (Refer to Note 16 Other long term liabilities).

For the years ended December 31, 2014, 2015 and 2016, total interest capitalized was RMB 38,053, RMB 25,094 and RMB 29,279, respectively.

Depreciation expense was RMB 672,855, RMB 759,611 and RMB 823,340 for the years ended December 31, 2014, 2015 and 2016, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

For the year ended December 31, 2016, the Group disposed machinery and equipment with the net book value of RMB 119,120, resulting a loss of RMB 117,582, and purchased new equipment for upgrade of production line to increase the production efficiency.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. No impairment loss occurred in the year ended December 31, 2014, 2015 and 2016.